Profit for the Year - Schedule of Profit for the Year (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Profit for the Year [Abstract]
Depreciation of property, plant and equipment	$ 60,497	$ 55,009	$ 56,743
Amortization of intangible assets	26,039	20,757	7,494
Amortization of ROU assets	600,581	997,605	861,339
Allowance for expected credit losses	$ 43,082